Related party transactions and balances (FY) (Details)				3 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($) shares	May 10, 2023 USD ($)	May 10, 2023 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 CAD ($) shares
Related Party Transactions [Abstract]
Accrued liabilities | $				$ 2,011,741		$ 813,284	$ 418,365
Exercise of shares (in shares)	600,000
Proceeds from warrant exercise	$ 86,237	$ 301,984	$ 404,000	86,237	$ 176,113	176,113	301,984
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities | $				$ 719,679		$ 478,072	$ 23,534
Related Party [Member]
Related Party Transactions [Abstract]
Shares issued (in shares)							180,000
Exercise of shares (in shares)							180,000	180,000
Proceeds from warrant exercise							$ 26,910	$ 36,000